GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ (165,928)	$ 631,767	$ 835,976
Deficit accumulated	$ 21,511,326	$ 21,345,398